Intellectual property (Details)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CAD ($)
Intellectual Property Acquired		$ 25,546,610		$ 25,271,000
Accumulated Amortization And Impairment		(10,679,587)		(8,985,667)
Intellectual Property, Net	$ 14,867,023	14,867,023	$ 16,285,333	16,285,333
SFD? Hydrocarbon Right acquired [Member]
Intellectual Property Acquired		25,271,000		25,271,000
Accumulated Amortization And Impairment		(10,670,400)		(8,985,667)
Intellectual Property, Net		14,600,600		$ 16,285,333
SFD? Geothermal Right acquired [Member]
Intellectual Property Acquired		275,610
Accumulated Amortization And Impairment		(9,187)
Intellectual Property, Net		$ 266,423